CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Reclassified Gains and Losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Net revenues	€ 60,389	€ 20,827	€ 48,393
Income tax expenses	(16,849)	(5,811)	(13,502)
Total recognized in the consolidated income statement	43,540	15,016	34,891
Net revenues
Disclosure of detailed information about financial instruments [line items]
Net revenues	€ 60,389	€ 20,827	€ 48,393